ARDENT MINES LIMITED - AUDITED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		131 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,100,322)	$ (1,399)	$ (6,607,303)
Common shares issued for services	2,300,000		2,575,000
Options expense	1,997,730		1,997,730
Imputed interest on related party payable			1,290
Debt forgiveness		(37,714)	(37,714)
Accounts payable accrued liabilities	127,785	(1,635)	155,430
Accrued directors compensation	60,000		60,000
Accrued executive compensation	10,000		10,000
NET CASH USED IN OPERATING ACTIVITIES	(1,604,807)	(40,748)	(1,845,567)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of computer equipment	(3,355)		(3,355)
Cash paid for purchase of software	(286)		(286)
Cash paid for acquisition of mineral rights	(250,000)		(250,000)
NET CASH USED IN INVESTING ACTIVITIES	(253,641)		(253,641)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stock issued for cash, net of issuance costs	2,028,180	7,000	2,219,057
Proceeds from convertible notes payable	750,000		750,000
Related party advances (repayments)	(38,490)	37,990	16,129
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,739,690	44,990	2,985,186
NET CHANGE IN CASH	881,242	4,242	885,978
CASH AT BEGINNING OF PERIOD	4,736	494
CASH AT END OF PERIOD	885,978	4,736	885,978
Interest paid	0	0	0
Income tax paid	$ 0	$ 0	$ 0